OMB APPROVAL

OMB Number: 3235-0578 Expires: Feb. 28, 2006 Estimated average burden hours per response: 20.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive office    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Asset Allocation Fund, for the quarter ended March 31, 2005. This 1 series has a December 31 fiscal year end.
Date of reporting period:	March 31, 2005

Item 1 – Schedule of Investments

EVERGREEN ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 97.1%
INTERNATIONAL EQUITY 34.7%
GMO Alpha Only Fund, Class III	13,985,878	$143,355,253
GMO Currency Hedged International Equity Fund, Class III	30,055,811	250,966,021
GMO Emerging Markets Fund, Class VI	15,343,201	272,802,108
GMO Emerging Markets Quality Fund, Class VI	15,354,162	111,931,842
GMO International Growth Fund, Class III	17,735,684	471,946,546
GMO International Intrinsic Value Fund, Class IV	16,191,006	461,929,409
GMO International Small Companies Fund, Class III	4,890,632	84,999,187

		1,797,930,366

INTERNATIONAL FIXED INCOME 8.4%
GMO Currency Hedged International Bond Fund, Class III	32,194,485	309,710,942
GMO Emerging Country Debt Fund, Class IV	3,567,678	38,423,892
GMO International Bond Fund, Class III	8,541,157	88,828,031

		436,962,865

U.S. EQUITY 28.9%
GMO Real Estate Fund, Class III	7,341,304	105,054,061
GMO U.S. Core Fund, Class VI	70,247,707	981,360,464
GMO U.S. Quality Equity Fund, Class IV	20,821,333	414,344,519

		1,500,759,044

U.S. FIXED INCOME 25.1%
GMO Core Plus Bond Fund, Class III	65,205,319	669,006,575
GMO Domestic Bond Fund, Class III	52,967,897	519,615,071
GMO Inflation Indexed Bond Fund, Class III	9,652,738	111,296,067
GMO Short-Duration Investment Fund, Class III	911	8,002

		1,299,925,715

Total Mutual Fund Shares (cost $4,710,460,309)		5,035,577,990

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Money Market Fund ø (cost $111,771,713)	111,771,713	111,771,713

Total Investments (cost $4,822,232,022) 99.2%		5,147,349,703
Other Assets and Liabilities 0.8%		40,418,673

Net Assets 100.0%		$5,187,768,376

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $4,822,987,297. The gross unrealized appreciation and depreciation on securities based on tax cost was $339,472,732 and $15,110,326, respectively, with a net unrealized appreciation of $324,362,406.

[1]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: May 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: May 27, 2005